John Hancock Emerging Markets Debt Fund

SUMMARY PROSPECTUS 3-27-15

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 888-972-8696 or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 3-27-15, and most recent financial highlights information included in the shareholder report, dated 8-31-14, are incorporated by reference into this summary prospectus.

Class R2: JHEMX	Class R4: JHMDX

Investment objective

To seek total return with an emphasis on current income as well as capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R2	Class R4
Maximum front-end sales charge (load)	None	None
Maximum deferred sales charge (load)	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.72	0.72
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses [1]
Service plan fee	0.25	0.10
Remainder of other expenses	0.17	0.17
Total other expenses	0.42	0.27
Total annual fund operating expenses	1.39	1.24
Contractual expense reimbursement	0.00	–0.10	[2]
Total annual fund operating expenses after expense reimbursements	1.39	1.14
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
[2]

The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	142	116
3 years	440	384
5 years	761	671
10 years	1,669	1,491

John Hancock Emerging Markets Debt Fund

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The subadvisor may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporations, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The portfolio managers use proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced, and shall not be constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The portfolio managers use economic and industry analysis to anticipate shifts in the business cycle and determine which countries and sectors might benefit over the next 12 months. Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs. In the event of extreme market conditions, the managers may temporarily depart from the investment strategy for defensive purposes.

A number of countries that the fund will invest in may not have sovereign ratings, may be below investment grade, or may be unrated. The fund may invest in corporate or other privately issued debt instruments of issuers having market capitalizations of below $1 billion at the time of investment. The debt securities in which the fund may invest include, but are not limited to, debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate debt obligations. There is no limit on the maturities of the debt instruments in which the fund will invest. The fund may invest in securities denominated in any currency, including U.S. dollar-denominated emerging-market debt, and may be subject to unexpected, adverse currency fluctuations. The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, interest-rate swaps, interest-rate futures, interest-rate options, index options, and credit default swaps.

Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The fund is a non-diversified fund, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

John Hancock Emerging Markets Debt Fund

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

January 4, 2010 is the inception date of the oldest class of shares, Class A shares. Because Class R2 and Class R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 and Class R4 shares. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R2 (%)

Best quarter: Q1 '12, 7.26%

Worst quarter: Q3 '11, –8.90%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-14			01-04-10
Class R2 before tax	4.41	5.38	5.38
After tax on distributions	2.17	2.94	2.94
After tax on distributions, with sale	2.52	3.30	3.30
Class R4 before tax	4.56	5.54	5.54
JP Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	5.53	7.27	7.27

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Roberto Sanchez-Dahl, CFA Managing Director, Senior Portfolio Manager Managed the fund since 2013	Paolo H. Valle Managing Director, Senior Portfolio Manager Managed the fund since 2013

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

© 2015 JOHN HANCOCK FUNDS, LLC 358RSP 3-27-15 SEC file number: 811-21779